Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Prepaid insurance	$ 147,864	$ 107,842
Prepaid service fee	75,224	91,002
Rental deposits	8,576	61,333
Prepaid rental expenses	46,948	11,910
Prepaid research and development expenses	41,614
Other receivables	109,435	16,186
Others	34,495	22,057
Total	$ 464,156	$ 310,330